FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Cash held in the Trust Account		$ 925,923
Marketable securities held in Trust Account	$ 500,143,016	500,098,582
Public warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liabilities	25,666,667	31,666,670
Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liabilities	12,560,000	15,840,000
Level 1
Assets:
Marketable securities held in Trust Account	500,143,016	500,098,582
Level 1 | Public warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liabilities	$ 25,666,667	$ 31,666,670
Exercise price of warrants	$ 1.54	$ 1.90
Level 3 | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liabilities	$ 12,560,000	$ 15,840,000